Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue
Passenger	R$ 5,783,323	R$ 13,077,743	R$ 10,633,488
Mileage program, cargo and other	588,494	786,961	777,866
Total net revenue	6,371,817	13,864,704	11,411,354
Operating Costs and Expenses
Salaries, wages and benefits	(1,765,628)	(2,361,268)	(1,903,852)
Aircraft fuel	(2,025,701)	(4,047,344)	(3,867,673)
Aircraft rent			(1,112,837)
Landing fees	(411,065)	(759,774)	(743,362)
Aircraft, traffic and mileage servicing	(723,244)	(707,392)	(613,768)
Passenger service expenses	(389,998)	(578,744)	(474,117)
Sales and marketing	(324,185)	(670,392)	(581,977)
Maintenance, materials and repairs	(335,868)	(569,229)	(570,333)
Depreciation and amortization	(1,870,552)	(1,727,982)	(668,516)
Other income (expenses), net	523,019	(309,917)	524,656
Total operating costs and expenses	(7,323,222)	(11,732,042)	(10,011,779)
Equity pick up method	(439)	77	387
Income (loss) before financial results, exchange rate variation, net and income tax and social contribution	(951,844)	2,132,739	1,399,962
Financial results
Financial income	736,969	389,563	259,728
Financial expenses	(2,546,192)	(1,748,265)	(1,061,089)
Total financial income (expenses)	(1,809,223)	(1,358,702)	(801,361)
Income (loss) before exchange rate variation, net and income tax and social contribution	(2,761,067)	774,037	598,601
Exchange rate variation, net	(3,056,226)	(385,092)	(1,081,197)
Income (loss) before income tax and social contribution	(5,817,293)	388,945	(482,596)
Current	(95,537)	(178,621)	(52,139)
Deferred	17,579	(30,986)	(244,989)
Total income (loss) taxes	(77,958)	(209,607)	(297,128)
Net income (loss) for the year	(5,895,251)	179,338	(779,724)
Net income (loss) attributable to:
Equity holders of the parent company	(5,988,128)	(117,273)	(1,085,393)
Non-controlling interest shareholders	R$ 92,877	R$ 296,611	R$ 305,669
Common Share [member]
Basic loss per share
Basic earnings (loss) per share (in R$ per shares)	R$ (0.481)	R$ (0.010)	R$ (0.089)
Diluted loss per share
Diluted earnings (loss) per share (in R$ per shares)	(0.481)	(0.010)	(0.089)
Preferred Share [member]
Basic loss per share
Basic earnings (loss) per share (in R$ per shares)	(16.831)	(0.333)	(3.115)
Diluted loss per share
Diluted earnings (loss) per share (in R$ per shares)	R$ (16.831)	R$ (0.333)	R$ (3.115)